Significant Accounting Policies - Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant Accounting Policies
Impairment charge	¥ 10,460,000	$ 1,496	¥ 0	¥ 0
Licenses
Significant Accounting Policies
Estimated useful lives	5 years	5 years
Software
Significant Accounting Policies
Estimated useful lives	10 years	10 years
Content
Significant Accounting Policies
Estimated useful lives	5 years	5 years
Brand name
Significant Accounting Policies
Estimated useful lives	10 years	10 years
Technology
Significant Accounting Policies
Estimated useful lives	5 years	5 years